VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 1.5%
8,900		Nexstar Media Group, Inc.	$1,536,674	1.0
10,300	(1)	Ziff Davis, Inc.	803,915	0.5
			2,340,589	1.5

		Consumer Discretionary: 11.7%
65,700		American Eagle Outfitters, Inc.	883,008	0.6
28,400	(1)	Brinker International, Inc.	1,079,200	0.7
9,700	(1)	CROCS, Inc.	1,226,468	0.8
39,000		Foot Locker, Inc.	1,547,910	1.0
15,616	(1)	Genesco, Inc.	575,918	0.4
8,000		Group 1 Automotive, Inc.	1,811,360	1.2
24,156		Hibbett, Inc.	1,424,721	0.9
86,800		International Game Technology PLC	2,326,240	1.5
46,000		KB Home	1,848,280	1.2
47,000		Macy's, Inc.	822,030	0.5
21,020		Red Rock Resorts, Inc.	936,861	0.6
24,000	(1)	Scientific Games Corp.	1,441,200	1.0
19,100		Signet Jewelers Ltd.	1,485,598	1.0
12,600	(1)	Taylor Morrison Home Corp.	482,076	0.3
			17,890,870	11.7

		Consumer Staples: 3.5%
27,300	(1)	BellRing Brands, Inc.	928,200	0.6
8,900	(1)	BJ's Wholesale Club Holdings, Inc.	677,023	0.4
51,500	(1)	Chefs' Warehouse Holdings, Inc.	1,753,575	1.2
38,500	(1)	TreeHouse Foods, Inc.	1,941,555	1.3
			5,300,353	3.5

		Energy: 5.3%
30,800		Civitas Resources, Inc.	2,104,872	1.4
116,200		Equitrans Midstream Corp.	671,636	0.4
68,800	(1)	Golar LNG Ltd.	1,486,080	1.0
24,900		Helmerich & Payne, Inc.	890,175	0.6
33,600		Murphy Oil Corp.	1,242,528	0.8
266,700	(1)	Transocean Ltd.	1,696,212	1.1
			8,091,503	5.3

		Financials: 22.0%
46,100		Ameris Bancorp.	1,686,338	1.1
22,600		Amerisafe, Inc.	1,106,270	0.7
25,700		Argo Group International Holdings Ltd.	752,753	0.5
55,200		Atlantic Union Bankshares Corp.	1,934,760	1.3
37,800	(1)	Axos Financial, Inc.	1,395,576	0.9
63,700	(1)	Bancorp, Inc.	1,774,045	1.2
42,800		Cathay General Bancorp.	1,477,456	1.0
25,500		Community Bank System, Inc.	1,338,495	0.9
43,282		Hancock Whitney Corp.	1,575,465	1.0
37,500		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,072,500	0.7
19,400		Houlihan Lokey, Inc.	1,697,306	1.1
19,700		Independent Bank Corp.	1,292,714	0.8
18,500		Independent Bank Group, Inc.	857,475	0.6
112,279		MGIC Investment Corp.	1,506,784	1.0
145,600		New York Community Bancorp., Inc.	1,316,224	0.9
39,000		Pacific Premier Bancorp, Inc.	936,780	0.6
66,700		Radian Group, Inc.	1,474,070	1.0
36,700		Renasant Corp.	1,122,286	0.7
39,800		SLM Corp.	493,122	0.3
18,800		SouthState Corp.	1,339,688	0.9
58,600		Starwood Property Trust, Inc.	1,036,634	0.7
21,100		Stifel Financial Corp.	1,246,799	0.8
16,300	(1)	Triumph Financial, Inc.	946,378	0.6
23,900		UMB Financial Corp.	1,379,508	0.9
26,500		United Bankshares, Inc.	932,800	0.6
13,500		Western Alliance Bancorp.	479,790	0.3
37,249		WSFS Financial Corp.	1,400,935	0.9
			33,572,951	22.0

		Health Care: 6.1%
20,022	(1)	89bio, Inc.	304,935	0.2
63,216	(1)	AdaptHealth Corp.	785,775	0.5
16,800	(1)	Agios Pharmaceuticals, Inc.	385,896	0.3
10,800	(1)	Amylyx Pharmaceuticals, Inc.	316,872	0.2
38	(1)	Arcutis Biotherapeutics, Inc.	418	0.0
24,300	(1)	Haemonetics Corp.	2,010,825	1.3
28,400	(1)	Ideaya Biosciences, Inc.	389,932	0.3
5,600	(1)	Immunocore Holdings PLC ADR	276,864	0.2
19,400	(1)	Insmed, Inc.	330,770	0.2
21,000	(1)	IVERIC bio, Inc.	510,930	0.3
20,500	(1)	Merit Medical Systems, Inc.	1,515,975	1.0
22,600	(1)	Prestige Consumer Healthcare, Inc.	1,415,438	0.9
18,300	(1)	Sage Therapeutics, Inc.	767,868	0.5
19,200	(1)	Varex Imaging Corp.	349,248	0.2
			9,361,746	6.1

		Industrials: 20.8%
40,400		ABM Industries, Inc.	1,815,576	1.2
145,300	(1)	Alight, Inc.	1,338,213	0.9
99,000	(1)	API Group Corp.	2,225,520	1.4
16,900		ArcBest Corp.	1,561,898	1.0
22,400	(1)	Beacon Roofing Supply, Inc.	1,318,240	0.9
68,500	(1)	Bloom Energy Corp.	1,365,205	0.9
61,500	(1)	Core & Main, Inc.	1,420,650	0.9
10,700		EMCOR Group, Inc.	1,739,713	1.1
26,400	(1)	Evoqua Water Technologies Corp.	1,312,608	0.8

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
7,400	(1)	ExlService Holdings, Inc.	$1,197,542	0.8
47,400		FTAI Aviation Ltd.	1,325,304	0.9
83,300		Heartland Express, Inc.	1,326,136	0.9
14,900		Herc Holdings, Inc.	1,697,110	1.1
16,700		ICF International, Inc.	1,831,990	1.2
98,600	(1)	JetBlue Airways Corp.	717,808	0.5
28,500		KBR, Inc.	1,568,925	1.0
20,997		Moog, Inc.	2,115,448	1.4
27,200	(1)	Parsons Corp.	1,216,928	0.8
16,100		Science Applications International Corp.	1,730,106	1.1
41,100		Star Bulk Carriers Corp.	868,032	0.6
22,000		Triton International Ltd.	1,390,840	0.9
21,400	(1)	Univar Solutions, Inc.	749,642	0.5
			31,833,434	20.8

		Information Technology: 7.0%
29,800		Amkor Technology, Inc.	775,396	0.5
41,700	(1)	Cerence, Inc.	1,171,353	0.8
19,100	(1)	Coherent Corp.	727,328	0.5
18,209	(1)	Diodes, Inc.	1,689,067	1.1
71,600	(1)	Extreme Networks, Inc.	1,368,992	0.9
48,100	(1)	Knowles Corp.	817,700	0.5
30,600	(1)	Rambus, Inc.	1,568,556	1.0
33,600	(1)	Ultra Clean Holdings, Inc.	1,114,176	0.7
65,900		Vishay Intertechnology, Inc.	1,490,658	1.0
			10,723,226	7.0

		Materials: 7.8%
7,700		Ashland, Inc.	790,867	0.5
35,500	(1)	ATI, Inc.	1,400,830	0.9
30,300		Avient Corp.	1,247,148	0.8
24,800		Cabot Corp.	1,900,672	1.3
13,700		HB Fuller Co.	937,765	0.6
17,700		Materion Corp.	2,053,200	1.4
102,500	(1)	O-I Glass, Inc.	2,327,775	1.5
32,200		Ryerson Holding Corp.	1,171,436	0.8
			11,829,693	7.8

		Real Estate: 6.7%
85,700		Apple Hospitality REIT, Inc.	1,330,064	0.9
25,800		First Industrial Realty Trust, Inc.	1,372,560	0.9
93,100		Kite Realty Group Trust	1,947,652	1.3
41,200		NETSTREIT Corp.	753,136	0.5
43,600		Rayonier, Inc.	1,450,136	0.9
37,100		STAG Industrial, Inc.	1,254,722	0.8
107,200		Tanger Factory Outlet Centers, Inc.	2,104,336	1.4
			10,212,606	6.7

		Utilities: 5.5%
51,300		Clearway Energy, Inc.-Class C	1,607,229	1.0
48,500		New Jersey Resources Corp.	2,580,200	1.7
26,100		ONE Gas, Inc.	2,067,903	1.4
43,300		Portland General Electric Co.	2,116,937	1.4
			8,372,269	5.5

	Total Common Stock
	(Cost $130,246,230)		149,529,240	97.9

EXCHANGE-TRADED FUNDS: 1.3%
25,700	(1)	SPDR S&P Biotech ETF	1,958,597	1.3

	Total Exchange-Traded Funds
	(Cost $2,145,598)		1,958,597	1.3

	Total Long-Term Investments
	(Cost $132,391,828)		151,487,837	99.2

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
1,103,920	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
		(Cost $1,103,920)	1,103,920	0.7

	Total Short-Term Investments
	(Cost $1,103,920)		1,103,920	0.7

	Total Investments in Securities (Cost $133,495,748)		$152,591,757	99.9
	Assets in Excess of Other Liabilities		137,305	0.1
	Net Assets		$152,729,062	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$149,529,240	$–	$–	$149,529,240
Exchange-Traded Funds	1,958,597	–	–	1,958,597
Short-Term Investments	1,103,920	–	–	1,103,920
Total Investments, at fair value	$152,591,757	$–	$–	$152,591,757

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $133,615,423.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$25,359,011
Gross Unrealized Depreciation	(6,382,677)
Net Unrealized Appreciation	$18,976,334